Condensed, Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities:
Net income	[1]	$ 174,927	$ 151,944
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		74,072	60,634
Amortization of debt issue costs		1,247	1,306
Provision for uncollectible accounts		4,949	6,723
Debt retirement costs		1,600	0
Net loss (gain) on sale or disposal of assets		528	(234)
Share-based compensation		13,669	12,086
Excess tax benefits from share-based compensation		(7,588)	(8,008)
Other		7,668	(431)
Changes in operating assets and liabilities:
Trade accounts receivable		(8,033)	(20,568)
Inventory, prepaid expenses and other assets		(11,684)	(931)
Accounts payable and other accrued liabilities		11,142	(2,451)
Accrued payroll and related liabilities		(7,783)	18,892
Income taxes		36,168	28,054
Net cash provided by operating activities		290,882	247,016
Cash flows from investing activities:
Business acquisitions, net of cash acquired		(599,655)	(119,336)
Property and equipment additions		(90,546)	(61,470)
Proceeds from sale or disposal of assets		1,699	6,469
Other		(7,634)	(434)
Net cash used in investing activities		(696,136)	(174,771)
Cash flows from financing activities:
Repayment of long-term obligations		(1,263,394)	(20,174)
Proceeds from issuance of long-term obligations		1,255,000	0
Proceeds from revolving credit facility		465,000	97,000
Repayment of revolving credit facility		(65,000)	0
Payment of financing costs		(3,817)	0
Distributions to noncontrolling interests		(4,752)	(3,810)
Purchase of noncontrolling interests		(4,239)	(1,493)
Proceeds from issuance of common stock under stock incentive plans		3,949	1,571
Excess tax benefits from share-based compensation		7,588	8,008
Stock repurchases		(9,887)	(161,117)
Other		(1,310)	2,210
Net cash provided by (used in) financing activities		379,138	(77,805)
Effect of currency exchange rate changes on cash and cash equivalents		142	(831)
Decrease in cash and cash equivalents		(25,974)	(6,391)
Cash and cash equivalents at beginning of period		98,888	81,383
Cash and cash equivalents at end of period		72,914	74,992
Supplemental disclosures of cash flow information:
Interest paid		17,847	13,674
Income taxes paid		$ 68,748	$ 67,814

[1]	Includes approximately $3.1 million and $2.5 million of net income related to redeemable and mandatorily redeemable noncontrolling interests for the nine months ended September 30, 2016 and 2015, respectively.